              --------------------------------------------------

                    BARR ROSENBERG VARIABLE INSURANCE Trust

              --------------------------------------------------


                    Barr Rosenberg VIT Market Neutral Fund



                                Annual Report

              --------------------------------------------------

                               December 31, 1999

              --------------------------------------------------


This report is for the information of the shareholders of the Barr Rosenberg Variable Insurance Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
-----------------------------------------------------------------------------

Fund Performance Commentary

                             [GRAPH APPEARS HERE]


                                                ----------------------------------------------------------------------------------
                                                  7/1/99     8/1/99     9/1/99       10/1/99      11/1/99      12/1/99    1/1/00
----------------------------------------------------------------------------------------------------------------------------------
____________ Barr Rosenberg VIT Market            10,000     9,880      9,880         9,920         9,920        9,570     9,620
             Neutral Fund
----------------------------------------------------------------------------------------------------------------------------------
__ __ __     90-day T-bills                       10,000    10,037     10,076        10,115        10,166       10,166    10,240


Cumulative Total Returns as of December 31, 1999/1/

                                                     Since Inception
                                                      July 1, 1999
                                                      ------------
          Barr Rosenberg VIT Market Neutral Fund          -3.80%
          U.S. 90-day Treasury Bills                       2.40%

For the period ended December 31, 1999, the Fund underperformed its benchmark, U.S. 90-day T-bills by 6.20%. The performance gap between growth and value small cap stocks is at record levels. For the 12 months ended December 31, 1999, the Russell 2500 Growth Index/2/ outperformed the Russell 2500 Value Index/3/ by 53.36%.

Because the Manager's stock selection models are based on fundamental analysis, they tend to produce better results when investors focus on the relationship between current company fundamentals and prices. The Fund's performance will generally suffer in environments, like the current one, in which the domination of growth stocks becomes extreme. In extreme growth environments, investorstypically reward stocks for which current fundamentals are poor, but long-term earnings growth is expected to be far greater than the market. Because AXA Rosenberg's stock selection process is focused on the identification of stocks with attractively priced current fundamentals and future expected earnings, this extreme environment has proven to be a difficult one.

Performance data represents past performance which does not guarantee future Investment results. return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

__________________
/1/ Returns are not annualized because the Fund has not yet been operational for a full year.
/2/ The Russell 2500 Growth Index measures the performance of the Russell 2500 Index companies with higher price- to-book ratios and higher forecasted growth values.
/3/ The Russell 2500 Value Index measures the performance of the Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Investment in shares of the Barr Rosenberg VIT Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg VIT Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

Since risk in the Barr Rosenberg VIT Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Barr Rosenberg VIT Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments - December 31, 1999
-------------------------------------------------------------------------------

     Shares                                                 Market Value
     ------                                                 ------------
               Common Stocks - 90.7%
               Airlines - 0.0%
       200     Mesa Air Group*                              $        950
                                                                     ---
               Autos - 0.2%
       500     Wabash National                                     7,500
                                                                   -----
               Banking - 3.0%
       400     Ambanc Holding Company                              5,900
       400     Capital Corporation of the West*                    3,900
       700     Dime Community Bancshares                          12,950
       500     ITLA Capital*                                       6,281
       700     New Century Financial*                             11,025
     2,100     Pacific Century Financial                          39,243
       100     Pacific Crest Capital                               1,275
       900     PennFed Financial Services                         13,613
       100     Pinnacle Bancshares                                   813
       300     Quaker City Bancorp*                                4,875
       300     Student Loan                                       14,962
       300     Wells Financial                                     3,469
                                                                   -----
                                                                 118,306
                                                                 -------
               Building - 0.2%
       300     AMREP*                                              1,425
       100     Liberty Homes, Class A                                819
       200     M/I Schottenstein Homes                             3,112
       100     Skyline                                             2,350
       100     Washington Homes*                                     500
       100     Zaring National*                                      463
                                                                     ---
                                                                   8,669
                                                                   -----
               Chemicals - 1.9%
       300     American Vanguard                                   1,838
       100     Bairnco                                               600
       600     Fuller (H. B.)                                     33,562
     2,100     High Plains*                                        4,003
       600     LESCO                                              10,200
       600     Lubrizol                                           18,525
       500     Sybron Chemicals*                                   5,875
                                                                   -----
                                                                  74,603
                                                                  ------
               Construction Material - 2.6%
       200     Ameron International                                7,913
       200     Continental Materials*                              4,550
       400     Devcon International*                               2,275
       600     Donnelly                                            8,400
     1,500     Lafarge                                            41,437
       800     USG                                                37,700
                                                                  ------
                                                                 102,275
                                                                 -------

              See accompanying notes to the financial statements.

[CAPTION]
BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 1999
--------------------------------------------------------------------------------

     Shares                                                 Market Value
     ------                                                 ------------
              Common Stocks (continued)
              Drugs - 7.2%
       400    Abgenix*                                      $     53,000
       800    Bausch & Lomb                                       54,750
       800    Cambrex                                             27,550
       600    ChiRex*                                              8,775
       800    Cytotherapeutics*                                    1,175
       400    Diagnostic Products                                  9,800
     2,000    Dura Pharmaceuticals*                               27,875
       500    ImmuLogic Pharmaceutical                               281
       300    MedImmune*                                          49,763
       500    New Brunswick Scientific Company*                    2,563
     2,800    Perrigo*                                            22,400
       938    Shire Pharmaceuticals Group plc - ADR*              27,319
                                                                  ------
                                                                 285,251
                                                                 -------
              Electric Utilities - 0.5%
     1,300    Public Service Company of New Mexico                21,125
                                                                  ------
              Electronics - 12.9%
       400    Atmel*                                              11,825
       200    Bio-Rad Laboratories, Class A*                       4,675
       900    Cypress Semiconductor*                              29,138
       100    Diodes*                                              2,150
       600    General Semiconductor*                               8,513
       400    IPC Communications*                                 28,400
       300    Keithley Instruments                                 6,113
     1,800    Mallinckrodt                                        57,262
       100    Mine Safety Appliances                               6,400
       200    Moore Products                                       7,975
       500    PMC-Sierra*                                         80,155
       700    Porta Systems*                                         525
       500    RF Micro Devices*                                   34,219
       300    SDL*                                                65,399
       500    Spacelabs Medical*                                   9,281
       600    Sparton*                                             3,188
       900    Syntellect*                                          2,700
       800    Tektronix                                           31,100
       100    Trio-Tech International*                               369
       100    Triquint Semiconductor*                             11,125
     3,300    U.S. Industries                                     46,200
       500    Varian*                                             11,250
     1,500    Vishay Intertechnology*                             47,437
                                                                  ------
                                                                 505,399
                                                                 -------
              Financial Investments - 0.3%
       300    Air Methods*                                           938
       100    IPI*                                                   250

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 1999
--------------------------------------------------------------------------------

     Shares                                                 Market Value
     ------                                                 ------------
              Common Stocks (continued)
              Financial Investments (continued)
       500    PS Group Holdings                             $      5,624
     1,000    Sunrise International Leasing*                       5,219
                                                                   -----
                                                                  12,031
                                                                  ------
              Food - 2.9%
       100    Blimpie International                                  188
       900    Corn Products International                         29,475
     2,600    Pepsi Bottling Group                                43,062
     1,300    Ralcorp Holdings*                                   25,919
       300    Sonoma West Holdings*                                1,800
       800    Triarc Companies*                                   14,700
                                                                  ------
                                                                 115,144
                                                                 -------
              Health - 0.4%
       200    Diagnostic Health Services*                             29
     1,400    LifePoint Hospitals*                                16,537
                                                                  ------
                                                                  16,566
                                                                  ------
              Household - 4.4%
       500    Aldila*                                                688
     1,000    Armstrong World Industries                          33,375
       900    Associated Materials                                14,738
     1,900    Brunswick                                           42,274
       200    Catalina Lighting*                                     963
       500    Genlyte Group*                                      10,688
     1,000    Gundle/SLT Environmental*                            3,500
       300    Kimball International, Class B                       4,950
       300    LADD Furniture*                                      5,925
       300    Michael Anthony Jewelers*                              881
     1,200    National Service Industries                         35,399
       300    Reunion Industries*                                    511
       600    West Pharmaceutical Services                        18,563
                                                                  ------
                                                                 172,455
                                                                 -------
              Insurance - 2.6%
       200    National Western Life Insurance, Class A*           13,725
     1,000    PacifiCare Health Systems, Class A*                 53,000
       700    PMI Group                                           34,169
       100    Standard Management*                                   475
                                                                     ---
                                                                 101,369
                                                                 -------
              Machinery - 6.3%
       400    Ampco-Pittsburgh                                     4,050
     4,200    Boots & Coots International Well Control*            1,838
       400    Butler Manufacturing                                 8,925
     1,100    Cummins Engine Company                              53,143
       200    Dayton Superior*                                     3,250
       400    Gehl*                                                7,200
       500    Kinark*                                                750

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 1999
--------------------------------------------------------------------------------

          Shares                                                      Market Value
          ------                                                      ------------
                  Common Stocks (continued)
                  Machinery (continued)
            100   Maxco*                                              $        988
          1,300   Middleby*                                                  7,313
            400   Powell Industries*                                         2,750
          1,900   Snap-on                                                   50,468
            200   Starrett (L.S.), Class A                                   4,488
            800   Teleflex                                                  25,050
          1,200   Trinity Industries                                        34,125
            800   United Industrial                                          7,400
          1,100   Varian Semiconductor Equipment Associates*                37,400
                                                                           -------
                                                                           249,138
                                                                           -------
                  Media - 4.8%
            600   Chris-Craft Industries*                                   43,275
            600   Ennis Business Forms                                       4,650
            300   Four Media*                                                4,463
            300   Media General, Class A                                    15,600
            500   TMP Worldwide*                                            71,000
          1,100   True North Communications                                 49,156
            400   Wave Technologies International*                           1,350
                                                                           -------
                                                                           189,494
                                                                           -------
                  Metals - 1.6%
            400   Atchison Casting*                                          3,650
          1,500   Pacific Aerospace & Electronics*                           1,875
            600   Quanex                                                    15,300
            300   Ryerson Tull                                               5,831
          1,300   Steel Technologies                                        18,850
          1,800   Walter Industries                                         19,463
                                                                           -------
                                                                            64,969
                                                                           -------
                  Miscellaneous Financial - 1.1%
            700   Atalanta Sosnoff Capital                                   5,950
            200   Vance                                                      7,600
            800   Federated Investors                                       16,050
            400   JWGenesis Financial*                                      11,850
            900   Maxcor Financial Group*                                    2,419
                                                                           -------
                                                                            43,869
                                                                           -------
                  Office Machinery - 2.5%
            900   Baldwin Technology Company, Class A*                       1,913
            100   Equinox Systems*                                             900
            400   Extreme Networks*                                         33,400
            300   Key Tronic*                                                1,125
            600   Kronos*                                                   35,999
            200   Miltope Group*                                               144
            400   Netopia*                                                  21,725
            700   PAR Technology*                                            3,325
                                                                           -------
                                                                            98,531
                                                                           -------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 1999
--------------------------------------------------------------------------------

          Shares                                                   Market Value
          ------                                                   ------------
                    Common Stocks (continued)
                    Oil - 2.8%
          1,200     Apache                                         $     44,325
          1,000     Cabot Oil & Gas, Class A                             16,063
            800     Murphy Oil                                           45,899
          2,100     Tipperary*                                            2,888
                                                                        -------
                                                                        109,175
                                                                        -------
                    Oil - International - 0.1%
            300     Holly                                                 4,013
                                                                        -------

                    Oil Distribution - 1.8%
            800     Ashland                                              26,350
          2,000     Huntway Refining*                                     2,375
          1,900     Ultramar Diamond Shamrock                            43,106
                                                                        -------
                                                                         71,831
                                                                        -------
                    Oil Services - 0.4%
            700     Oceaneering International*                           10,456
          1,200     Petroleum Development*                                4,575
                                                                        -------
                                                                         15,031
                                                                        -------
                    Other Utilities - 1.8%
          1,400     Equitable Resources                                  46,724
          1,000     KeySpan                                              23,188
            200     TRC Companies*                                        1,538
                                                                        -------
                                                                         71,450
                                                                        -------
                    Paper - 0.0%
            300     Badger Paper Mills*                                   1,500
                                                                        -------

                    Real Estate Assets - 2.3%
            300     Abrams Industries                                     1,275
          2,000     Arden Realty                                         40,124
            200     Bridgestreet Accommodations*                            300
            600     CBL & Associates Properties                          12,375
            500     Commercial Assets                                     2,188
          1,400     Cornerstone Realty Income Trust                      13,650
            400     Excel Legacy*                                         1,325
            100     ILX Resorts*                                            150
            600     Pan Pacific Retail Properties                         9,788
            600     Prime Group Realty Trust                              9,113
                                                                        -------
                                                                         90,288
                                                                        -------
                    Retail/Wholesale - 7.7%
            100     Advanced Marketing Services                           2,844
            600     Audiovox, Class A*                                   18,225
            600     Avnet                                                36,299
            100     Bell Microproducts*                                   1,100
          1,000     BJ's Wholesale Club*                                 36,499
            900     Burlington Coat Factory Warehouse                    12,488

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 1999
--------------------------------------------------------------------------------

          Shares                                                Market Value
          ------                                                ------------
                    Common Stocks (continued)
                    Retail/Wholesale (continued)
            500     DEB Shops                                   $      9,250
            700     Drug Emporium*                                     3,106
          1,400     Friedman's, Class A                               10,500
            900     Gottschalks*                                       6,694
            700     Government Technology Services*                    1,925
          1,200     Handleman*                                        16,050
            300     Hirsch International*                                338
            400     Hughes Supply                                      8,625
            800     International Multifoods                          10,600
            500     JLM Industries*                                    1,688
            500     Katy Industries                                    4,344
            300     Loehmann's*                                           15
            300     REX Stores*                                       10,500
            200     S & K Famous Brands*                               1,188
            300     Software Spectrum*                                 5,306
            100     Speizman Industries*                                 475
            700     Spiegel, Class A*                                  4,922
            400     Suprema Specialties*                               3,150
            200     Syms*                                              1,000
            400     The Sportsman's Guide*                             1,000
          2,600     Toys R Us*                                        37,212
            300     Unapix Entertainment*                                563
            100     United Retail Group*                                 825
            900     Value City Department Stores*                     13,613
            900     Zale*                                             43,537
                                                                     -------
                                                                     303,881
                                                                     -------
                    Services - 10.0%
          1,600     AC Nielsen*                                       39,399
            300     Angelica                                           2,925
          1,500     Avant!*                                           22,500
            200     BroadVision*                                      34,013
            500     CDI*                                              12,063
            300     Diehl Graphsoft*                                   2,138
            300     Group 1 Software*                                  3,900
          1,000     Korn/Ferry International*                         36,375
          1,700     Mentor Graphics*                                  22,419
            100     Mercury Interactive*                              10,794
          1,600     Morrison Knudsen*                                 12,500
            400     Opinion Research*                                  3,600
            100     Peregrine Systems*                                 8,419
            600     Progress Software*                                34,050
            800     ProMedCo Management*                               2,350
            500     Quality Systems*                                   3,875
          1,400     Sterling Software*                                44,099

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 1999
--------------------------------------------------------------------------------

     Shares                                                      Market Value
     ------                                                      ------------

               Common Stocks (continued)
               Services (continued)
       800     Symantec*                                         $    46,899
       100     Systems & Computer Technology*                          1,625
       100     TALX*                                                   1,325
       200     TRM*                                                    1,225
     1,300     Viad                                                   36,238
     1,100     Westaff*                                                9,075
                                                                     -------
                                                                     391,806
                                                                     -------
               Soaps & Cosmetics - 0.7%
       515     Block Drug Company, Class A                            15,964
       500     Carter-Wallace                                          8,969
       100     CPAC                                                      813
                                                                      ------
                                                                      25,746
                                                                      ------
               Telephone - 1.5%
       400     Atlantic Tele-Network                                   3,675
       300     RealNetworks*                                          36,093

       200     U.S. Cellular*                                         20,188
                                                                      ------
                                                                      59,956
                                                                      ------
               Textiles - 1.5%
     1,400     Dixie Group                                            10,325
       300     Haggar                                                  3,413
     1,200     Kellwood                                               23,324
       300     PremiumWear*                                            1,650
       500     Springs Industries, Class A                            19,969
                                                                      ------
                                                                      58,681
                                                                      ------
               Transportation - 1.0%
     1,100     Alexander & Baldwin                                    25,093
       100     Boyd Brothers Transportation*                             650
       600     Marine Transport*                                       1,575
       300     Old Dominion Freight Line*                              3,225
       300     RailTex*                                                5,363
       300     Yellow*                                                 5,044
                                                                      ------
                                                                      40,950
                                                                      ------
               Travel/Entertainment - 3.7%
       500     AMERCO*                                                12,500
       100     Ark Restaurants*                                          863
     2,900     Darden Restaurants                                     52,562
       200     Lakes Gaming*                                           1,588
       100     Luby's                                                  1,138
       300     Max & Erma's Restaurant*                                2,175
       500     Morton's Restaurant Group*                              7,750
     3,200     Park Place Entertainment*                              39,999
       800     Sonic*                                                 22,799
       220     Uno Restaurant*                                         2,448

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 1999
--------------------------------------------------------------------------------------------------------------------
     Shares                                                                                             Market Value
     ------                                                                                             ------------

            Common Stocks (continued)
            Travel/Entertainment (continued)
     600    Venture Catalyst*                                                                           $      2,119
                                                                                                        ------------
                                                                                                             145,941
                                                                                                        ------------
               Total Common Stocks
            (Cost $3,292,975) - 90.7%                                                                      3,577,893
                                                                                                        ------------
            Repurchase Agreement - 7.2%
               Bear Stearns, dated 12/31/99, due 01/04/00
               at 2.87% with a maturity value of $282,575,
               (Collateralized by $285,000 U.S. Treasury Notes,
               6.375%, 03/31/01, market value -- $290,171)
                                                                                                             282,507
                                                                                                        ------------
               Total Short Term Securities
              (Cost $282,507)                                                                                282,507
                                                                                                        ------------
            Total Investments (Cost $3,575,482)(a) - 97.9%                                                 3,860,400
                                                                                                        ------------
            Deposits with Brokers and Custodian Bank for Securities Sold Short - 94.1%
            Bear Stearns Deposit A/C, 3.35%                                                                3,711,982
                                                                                                        ------------
               Total Deposits with Brokers and Custodian Bank for Securities Sold Short
              (Cost $3,711,982)                                                                            3,711,982
                                                                                                        ------------
            Payable to Brokers for Securities Sold Short - (2.5)%                                           (100,948)
                                                                                                        ------------
            Securities Sold Short (Proceeds $3,271,218) - (90.9)%                                         (3,583,159)
                                                                                                        ------------
            Other assets in excess of liabilities - 1.4%                                                      55,361
                                                                                                        ------------
            Total Net Assets - 100%                                                                     $  3,943,636
                                                                                                        ============
------------------
*     Non-income producing security.
ADR - American Depository Receipt.
(a)   At December 31, 1999, the aggregate cost of investment securities and proceeds for securities sold short for income tax purposes was $3,575,482 and $(3,263,711) respectively. Cost for federal tax purposes differs from value by net unrealized depreciation as follows:
                                 Unrealized appreciation - Investments                                  $    564,395
                                 Unrealized depreciation - Investments                                      (279,477)
                                 Unrealized appreciation - Short Sales                                       219,041
                                 Unrealized depreciation - Short Sales                                      (538,489)
                                                                                                        ------------
                                 Net unrealized depreciation                                            $    (34,530)
                                                                                                        ============






              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short - December 31, 1999
--------------------------------------------------------------------------------

     Shares                                                      Market Value
     ------                                                      ------------

                Common Stocks - 90.9%
                Airlines - 0.2%
       300      Atlantic Coast Airlines Holdings*                $  7,125

                Autos - 1.0%
       700      Gentex*                                            19,425
     1,700      MascoTech                                          21,569
                                                                 --------
                                                                   40,994
                                                                 --------
                Banking - 3.6%
       900      Bank United                                        24,525
     1,000      Doral Financial                                    12,313
       200      Northwest Bancorp                                   1,388
     1,400      Peoples Heritage Financial Group                   21,088
     2,100      Synovus Financial                                  41,737
       500      US Trust                                           40,093
                                                                 --------
                                                                  141,144
                                                                 --------
                Building - 0.3%
       600      Palm Harbor Homes*                                 10,800
                                                                 --------

                Chemicals - 2.6%
       600      Advanced Polymer Systems*                           2,063
     3,200      Lyondell Chemical                                  40,800
     1,200      Smith International*                               59,625
       500      Synthetech*                                         1,875
                                                                 --------
                                                                  104,363
                                                                 --------
                Construction Material - 2.3%
     1,500      Dal-Tile International*                            15,188
     1,000      Martin Marietta Materials                          40,999
     1,800      Owens-Corning                                      34,763
                                                                 --------
                                                                   90,950
                                                                 --------
                Defense - 0.1%
       200      Aerosonic*                                          2,400
                                                                 --------
                Drugs - 9.2%
       700      Alkermes*                                          34,388
       600      Aphton*                                             9,150
       400      Aviron*                                             6,325
       500      Coulter Pharmaceutical*                            11,344
       400      Enzon*                                             17,350
       200      Gilead Sciences*                                   10,825
     1,300      ICOS*                                              38,025
       800      ImClone Systems*                                   31,700
       500      Inhale Therapeutic Systems*                        21,281
     1,300      Isis Pharmaceuticals*                               8,125
     1,100      Martek Biosciences*                                13,200


              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 1999
--------------------------------------------------------------------------------

     Shares                                            Market  Value
     ------                                            -------------
                 Common Stocks (continued)
                 Drugs (continued)
       600       Neose Technologies*                   $  8,625
       600       Northfield Laboratories*                 6,638
       200       Orphan Medical*                          1,038
       500       Research Frontiers*                      7,406
       500       SangStat Medical*                       14,875
       700       Sepracor*                               69,430
       400       Texas Biotechnology*                     3,175
       500       Transkaryotic Therapies*                19,250
       800       Triangle Pharmaceuticals*               10,250
       700       Vical*                                  20,956
                                                       --------
                                                        363,356
                                                       --------
                 Durables - 0.6%
       500       Maytag                                  24,000
                                                       --------

                 Electric Utilities - 0.9%
     1,100       CMS Energy                              34,306
                                                        -------

                 Electronics - 11.8%
       800       Aetrium*                                 5,275
       400       Affymetrix*                             67,874
     1,200       Biomet                                  48,000
       700       Com21*                                  15,706
       600       Cooper Companies                        18,075
       700       Cyberonics*                             11,156
     1,100       doSonics*                                4,950
       400       Energy Conversion Devices*               3,700
       700       Focal*                                   2,713
       500       Globecomm Systems*                      12,625
     1,600       Harris                                  42,700
     1,000       logic*                                   5,750
       800       Hutchinson Technology*                  17,000
       700       i-STAT*                                 10,150
     1,500       put/Output*                              7,594
       500       MiniMed*                                36,625
       800       Novoste*                                13,200
     2,400       PairGain Technologies*                  34,050
       400       Possis Medical*                          3,125
     2,200       ad-Rite*                                10,450
       600       ResMed*                                 25,050
       500       SIPEX*                                  12,281
       900       Tekelec*                                20,250
       700       Waters*                                 37,100
                                                        -------
                                                        465,399
                                                        =======

          See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 1999
--------------------------------------------------------------------------------

     Shares                                                      Market Value
     ------                                                      ------------
                   Common Stocks (continued)

                   Financial Investments - 0.1%
       100         IGEN International*                           $    2,975
       200         US Energy*                                           700
                                                                      3,675
                   Food - 2.9%
       200         Coca-Cola Bottling                                 9,475
     1,500         Starbucks*                                        36,375
       500         Suiza Foods*                                      19,813
       300         Tejon Ranch                                        7,125
     1,300         Tootsie Roll Industries                           42,818
                                                                 ----------
                                                                    115,606
                                                                 ----------
                   Health - 2.7%
     5,100         HEalth Management Associates*                     68,212
     1,000         Lincare Holdings*                                 34,688
       400         Psychemedics                                       2,000
                                                                 ----------
                                                                    104,900
                                                                 ----------
                   Household - 0.4%
       200         Cross (A.T.) Company, Class A*                       900
       300         Simula*                                            1,631
       700         Tupperware                                        11,857
                                                                 ----------
                                                                     14,388
                                                                 ----------
                   Insurance - 3.1%
        63         Citizens*                                            437
       100         Comprehensive Care*                                   31
     1,700         Conseco                                           30,387
       200         Leucadia National                                  4,625
       800         Mercury General                                   17,800
       200         National Wireless Holdings*                        5,850
     1,700         ford Health Plans*                                21,569
       300         Provident American*                               10,556
       200         Reinsurance Group of America                       5,550
       300         RTW*                                               1,725
       300         The Progressive                                   21,938
       200         Vesta Insurance Group                                788
                                                                 ----------
                                                                    121,256
                                                                 ----------
                   Machinery - 3.8%
       400         A.S.V.*                                            5,450
       800         Black & Decker                                    41,799
       200         CFM Technologies*                                  1,938
       100         Cooper Cameron*                                    4,894
       800         DT Industries                                      6,300
       900         Etec Systems*                                     40,388
       600         Intevac*                                           2,100
     1,200         MEMC Electronic Materials*                        14,700


              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 1999
--------------------------------------------------------------------------------
     Shares                                             Market Value
     ------                                             ------------
                   Common Stocks (continued)
                   Machinery (continued)
       300         SI Handling Systems                   $   2,859
       800         Stanley Works                            24,100
       300         Thermo Fibertek*                          2,138
       400         Unique Mobility*                          1,650
                                                         ---------
                                                           148,316
                                                         ---------
                   Media - 1.2%
       800         Ackerley Group                           14,500
     1,400         Journal Register*                        21,612
       100         Lamar Advertising*                        6,056
       300         Matthews Studio Equipment Group             938
       700         Schawk                                    5,950
                                                         ---------
                                                            49,056
                                                         ---------
                   Metals - 1.4%
       200         Andrew*                                   3,788
     3,900         Bethlehem Steel*                         32,662
       200         MAXXAM*                                   8,575
       700         Rouge Industries, Class A                 5,513
     1,200         Titanium Metals                           5,400
                                                         ---------
                                                            55,938
                                                         ---------
                   Miscellaneous Financial - 0.3%
     1,400         Friedman, Billings, Ramsey Group*        11,025
                                                         ---------

                   Office Machinery - 1.8%
     1,800         Auspex Systems                           18,450
     1,100         Avid Technology*                         14,300
       500         Coinstar*                                 7,000
       500         Drexler Technology*                       4,875
       800         Network Equipment Technologies*           9,450
       200         Presstek*                                 2,775
       500         SoftNet Systems*                         12,438
                                                         ---------
                                                            69,288
                                                         ---------
                   Oil - 0.3%
       600         Pogo Producing                           12,300
                                                         ---------

                   Oil Distribution - 0.6%
     1,100         Northwestern                             24,200
                                                         ---------

                   Oil Services - 1.9%
     1,300         Diamond Offshore Drilling                39,731
     2,000         Global Marine*                           33,250
                                                         ---------
                                                            72,981
                                                         ---------
                   Paper - 1.7%
     1,400         Fort James                               38,325


              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 1999
--------------------------------------------------------------------------------

          Shares                                                                                         Market Value
          ------                                                                                         ------------
                         Common Stocks (continued)
                         Paper (continued)
          1,500          Gaylord Container, Class A*                                                     $     10,219
          1,200          Playtex Products*                                                                     18,450
                                                                                                               ------
                                                                                                               66,994
                                                                                                               ------

                         Real Estate Assets - 3.5%
          2,100          Crescent Real Estate Equities                                                         38,587
          1,300          General Growth Properties                                                             36,400
          4,700          Homestake Mining                                                                      36,719
            500          Rouse                                                                                 10,625
            800          Town & Country Trust                                                                  14,350
            200          United Mobile Homes                                                                    1,650
                                                                                                              -------
                                                                                                              138,331
                                                                                                              -------

                         Retail/Wholesale - 8.0%
            700          AgriBioTech*                                                                           1,663
            200          Andrx*                                                                                 8,463
          1,800          Barnes & Noble*                                                                       37,124
            200          Bed Bath & Beyond*                                                                     6,950
            400          Bergen Brunswig, Class A                                                               3,325
            500          Caremark Rx*                                                                           2,531
          1,800          Champion Enterprises*                                                                 15,413
            900          Consolidated Stores*                                                                  14,625
          1,400          DIMON                                                                                  4,550
            500          En Pointe Technologies*                                                               13,750
            100          Environmental Technologies*                                                              600
          1,600          Fleming Companies                                                                     16,400
            900          Guitar Center*                                                                         9,056
            300          NuCo2*                                                                                 4,388
          1,600          Owens & Minor                                                                         14,300
          3,000          Rite Aid                                                                              33,562
          1,100          Shop At Home*                                                                         10,931
          1,200          ShopKo Stores*                                                                        27,600
          1,600          Stage Stores*                                                                          3,700
          1,000          Stewart & Stevenson Services                                                          11,844
          1,300          Sunglass Hut International*                                                           14,625
          1,500          Tech Data*                                                                            40,687
            300          The Right Start*                                                                       6,300
            300          Whole Foods Market*                                                                   13,913
                                                                                                              -------
                                                                                                              316,300
                                                                                                              -------

                         Services - 14.0%
            500          American Superconductor*                                                              14,000
          1,600          Apollo Group, Class A*                                                                32,100
          1,900          Cadence Design Systems*                                                               45,600
            200          Central Parking                                                                        3,825
            800          Ceridian*                                                                             17,250

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 1999
--------------------------------------------------------------------------------

          Shares                                                                                         Market Value
          ------                                                                                         ------------
                         Common Stocks (continued)
                         Services (continued)
          1,300          CSG Systems International*                                                      $     51,837
          1,600          DeVry*                                                                                29,800
            400          eGlobe*                                                                                1,775
            600          G & K Services, Class A                                                               19,425
            300          GRC International*                                                                     3,563
          1,000          Incyte Pharmaceuticals*                                                               59,999
            800          J.D. Edwards & Co.*                                                                   23,900
          1,300          Keane*                                                                                41,275
            500          LCC International*                                                                     9,969
            300          NOVA*                                                                                  9,469
            400          On Assignment*                                                                        11,950
            100          ProxyMed*                                                                                975
          1,900          Robert Half International*                                                            54,268
            900          Rollins                                                                               13,500
            200          SatCon Technology*                                                                     1,669
          1,100          Sotheby's Holdings                                                                    33,000
            600          SportsLine USA*                                                                       30,075
            400          Strayer Education                                                                      7,900
          1,500          Total System Services                                                                 24,469
            700          Valence Technology*                                                                   13,300
                                                                                                              -------
                                                                                                              554,893
                                                                                                              -------
                         Telephone - 4.0%
          1,800          ICG Communications*                                                                   33,750
          1,000          Intermedia Communications*                                                            38,813
            800          ITC DeltaCom*                                                                         22,100
            800          McLeodUSA, Class A*                                                                   47,099
            100          Metricom*                                                                              7,863
            100          Nextlink Communications*                                                               8,306
                                                                                                              -------
                                                                                                              157,931
                                                                                                              -------

                         Textiles - 0.6%
            300          Barry (R.G.)*                                                                          1,181
            300          Cintas                                                                                15,937
            300          Cutter & Buck*                                                                         4,538
            200          Thomaston Mills, Class A*                                                                300
                                                                                                              -------
                                                                                                               21,956
                                                                                                              -------

                         Transportation - 1.2%
            600          Iron Mountain*                                                                        23,588
          1,200          OMI - ADR*                                                                             2,475
            200          SEACOR SMIT*                                                                          10,350
          1,700          Trico Marine Services*                                                                12,006
                                                                                                              -------
                                                                                                               48,419
                                                                                                              -------

                         Travel/Entertainment - 4.8%
            600          AMC Entertainment*                                                                     5,175

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 1999
--------------------------------------------------------------------------------

          Shares                                                                                         Market Value
          ------                                                                                         ------------
                         Common Stocks (continued)
                         Travel/Entertainment (continued)
             300         Hertz, Class A                                                                   $   15,038
           4,400         Hilton Hotels                                                                        42,350
           1,600         Premier Parks*                                                                       46,200
           1,300         SFX Entertainment*                                                                   47,043
             900         Tricon Global Restaurants*                                                           34,763
                                                                                                          ----------
                                                                                                             190,569
                                                                                                          ----------
                         Total Common Stocks                                                               3,583,159
                                                                                                          ==========
                           Total Securities Sold Short
                           (Proceeds $3,271,218) - 90.9%                                                  $3,583,159
                                                                                                          ==========

        _________
        *     Non-income producing security.
        ADR - American Depository Receipt.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statement of Assets and Liabilities
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $3,575,482)                                         $     3,860,400
Deposits with broker and custodian bank for securities sold short                     3,711,982
Dividends and interest receivable                                                        10,830
Receivable for securities sold short                                                     47,717
Receivable for investments sold                                                          10,500
Receivable from Manager                                                                  65,677
                                                                                ---------------
  Total Assets                                                                        7,707,106
                                                                                ---------------

LIABILITIES
Securities sold short (proceeds $3,271,218)                                           3,583,159
Payable to cover securities sold short                                                  148,665
Other accrued liabilities                                                                31,646
                                                                                ---------------
  Total Liabilities                                                                   3,763,470
                                                                                ---------------
NET ASSETS                                                                      $     3,943,636
                                                                                ===============

Shares of beneficial interest outstanding (unlimited shares authorized)                 410,000
Net Asset Value, offering price and redemption price per share                  $          9.62

NET ASSETS CONSIST OF:
Capital                                                                         $     4,094,924
Accumulated undistributed net investment income                                          71,683
Accumulated net realized gain/(loss) on investments and securities sold short          (195,948)
Net unrealized depreciation on short sales                                             (311,941)
Net unrealized appreciation on investments                                              284,918
                                                                                ---------------
  TOTAL NET ASSETS                                                              $     3,943,636
                                                                                ===============

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statement of Operations
For the Period Ended December 31, 1999 (a)
--------------------------------------------------------------------------------

Investment Income:
  Dividends (Net of withholding taxes of $19)                                   $       121,503
                                                                                ---------------
     Total Investment Income                                                            121,503
                                                                                ---------------
Expenses:
  Manager fees                                                                           38,103
  Administration fees                                                                     3,010
  Fund accounting fees                                                                   26,012
  Printing fees                                                                          22,644
  Trustees' fees                                                                         19,896
  Dividend expense for securities sold short                                             15,516
  Audit fees                                                                             12,212
  Insurance fees                                                                         11,200
  Transfer agent fees                                                                     7,294
  Custodian fees                                                                          1,460
  Other expenses                                                                          5,182
                                                                                ---------------
     Total expenses before waivers/reimbursements                                       162,529
     Less expenses waived/reimbursed                                                   (106,790)
                                                                                ---------------
     Total Net Expenses                                                                  55,739
                                                                                ---------------
Net Investment Income                                                                    65,764
                                                                                ---------------

Net Realized Gain/(Loss) on:
  Securities sold short                                                                (195,205)
  Investments                                                                               100
Net Change in Unrealized Appreciation/(Depreciation) on:
  Securities sold short                                                                (311,941)
  Investments                                                                           284,918
                                                                                ---------------
Net Realized and Unrealized Gain/(Loss) on Investments and
  Securities sold short                                                                (222,128)
                                                                                ---------------
Net decrease in net assets resulting from operations                            $      (156,364)
                                                                                ===============

___________
(a) From commencement of operations on July 1, 1999 to December 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                  Period Ended
                                                                                               December 31, 1999 (a)
                                                                                               ---------------------
Operations:
   Net investment income                                                                          $           65,764
   Net realized gain/(loss) on:
     Securities sold short                                                                                  (195,205)
     Investments                                                                                                 100
Net change in unrealized appreciation/(depreciation) on:
     Securities sold short                                                                                  (311,941)
     Investments                                                                                             284,918
                                                                                                  ------------------
     Net decrease in net assets resulting from operations                                                   (156,364)
                                                                                                  ------------------

Shares of Beneficial Interest:
  Proceeds from shares issued                                                                              4,000,000
                                                                                                  ------------------
     Net increase in net assets from shares of beneficial interest                                         4,000,000
                                                                                                  ------------------
     Total increase in net assets                                                                          3,843,636

Net Assets:
  Beginning of period                                                                                        100,000
                                                                                                  ------------------
  End of period                                                                                   $        3,943,636
                                                                                                  ==================

___________
(a) From commencement of operations on July 1, 1999 to December 31, 1999.


              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Notes to Financial Statements
December 31, 1999
--------------------------------------------------------------------------------

1. Organization. Barr Rosenberg Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 1, 1998. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). There are an unlimited number of authorized units of beneficial interest ("shares") of the Trust which may be divided into an unlimited number of series of shares. Currently, there is one series; the Barr Rosenberg VIT Market Neutral Fund (the "Fund").

2. Significant Accounting Policies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

   Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities, and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities, and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their discretion.

   Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

   Short Sales

The Fund is authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. government securities sufficient to cover its short position on a daily basis. At December 31, 1999, the values of securities sold short in the Fund amounted to $3,583,159, against which collateral of $7,289,875 was held. The collateral includes the Bear Stearns Deposit Account and the securities held long, as shown in the Schedule of Portfolio Investments.

Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

BARR ROSENBERG VARIABLE INSURANCE Trust
Notes to Financial Statements (continued)
December 31, 1999
--------------------------------------------------------------------------------

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

As of December 31, 1999, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                              Accumulated
                              (Distributions in excess      Undistributed Net
                                of) Undistributed Net    Realized Gain/(Loss) on
                                  Investment Income            Investments
                              ------------------------   -----------------------
       VIT Market Neutral               5,919                    (843)

Organizational Expenses

All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees and printing were paid on behalf of the Trust by AXA Rosenberg Investment Management LLC.

3. Management, Administration, Fund Accounting Agreements. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Fund under a management contract. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 1.90% of the Fund's average net assets. The Manager has voluntarily agreed to waive fees and reimburse the Fund to limit annual expenses to 2.00% of the average net assets, exclusive of the dividend expense on short sales. For the period ended December 31, 1999, the amount of such waivers totaled $38,103. For the period ended December 31, 1999, the amount of such reimbursements totaled $65,677.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Fund. For the period ended December 31, 1999, the amount of the waiver totaled $3,010.
BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.
The Trust has adopted a distribution and shareholder service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets. No payments were made under the plan for the period July 1, 1999, to December 31, 1999.

4. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As of December 31, 1999, the Fund had a capital loss carryover of $38,319, which will expire on December 31, 2007.

BARR ROSENBERG VARIABLE INSURANCE Trust
Notes to Financial Statements (continued)
December 31, 1999
--------------------------------------------------------------------------------

Capital losses incurred after October 31st, within a Fund's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund has incurred and will elect to defer such capital losses:

                                                           Post October-Losses
                                                           -------------------
         VIT Market Neutral                                      $150,122

5. Security Purchases and Sales. For the period ended December 31, 1999, purchases and sales of securities (excluding short-term securities) were $7,148,130 and $3,855,255, respectively.

6. Trustee Fees. The unaffiliated Trustees each receive an annual fee of $7,590 plus a $825 meeting fee for each meeting attended.

7. Sales and Redemptions of Shares. Transactions in shares of beneficial interest were as follows:

                                                              Period ended
                                                           December 31, 1999*
                                                           ------------------
         Shares sold                                            400,000
         Issued upon reinvestment of distributions                    -
         Shares redeemed                                              -
                                                                -------
         Net increase                                           400,000
                                                                -------

         * From the commencement of operations on July 1, 1999.

8. Concentration of Credit. At December 31, 1999, the Fund had the following industry concentrations in excess of 10% of its assets: Electronics - 12.9%.

9. Principal Shareholder. AXA Rosenberg Group held 100% of the Fund's shares outstanding at December 31, 1999.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                          Period Ended
                                                                                       December 31, 1999 (a)
                                                                                       ---------------------
Net asset value, beginning of period                                                   $               10.00
                                                                                       ---------------------
Income from investment operations:
     Net investment income                                                                              0.16
     Net realized and unrealized loss on investments and securities sold short                         (0.54)
                                                                                       ---------------------
     Total from investment operations                                                                  (0.38)
                                                                                       ---------------------
Net asset value, end of period                                                         $                9.62
                                                                                       =====================
Total return*                                                                                          (3.80)%

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, end of period (000)                                                   $               3,944
     Net investment loss before waivers/reimbursements                                                 (2.04)% **
     Net investment income net of waivers/reimbursements                                                3.28%  **
     Expenses (including dividend expense) before waivers/reimbursements                                8.10%  **
     Expenses (including dividend expense) net of waivers/reimbursements                                2.78%  **
     Expenses (excluding dividend expense) net of waivers/reimbursements                                2.00%  **
     Portfolio turnover rate                                                                          106.83%

_____________
(a)  From commencement of operations on July 1, 1999 to December 31, 1999.
*    Total return for periods less than one year is not annualized.
**   Annualized.

              See accompanying notes to the financial statements.

                       Report of Independent Accountants

To the Trustees and shareholders of the Barr Rosenberg Variable Insurance Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments and the schedule of securities sold short at December 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Barr Rosenberg Variable Insurance (hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period July 1, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

San Francisco, California
February 11, 2000

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